Contract asset (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Contract Asset
Contract asset		R$ 175,145	R$ 276,893
Capitalized in contract asset	R$ 154,395	167,802
Construction margin	30,046	26,519
Expropriations	R$ 6,750	R$ 4,015